RELATED PARTY TRANSACTIONS - Expenses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Transactions with related parties
Total	Rp 14,923	Rp 16,409	Rp 16,766
% of total expenses	15.97%	17.78%	17.95%
Entities under common control
Transactions with related parties
Total	Rp 12,336	Rp 12,445	Rp 12,498
% of total expenses	13.20%	13.48%	13.38%
MoCI
Transactions with related parties
Total	Rp 8,347	Rp 8,767	Rp 8,109
% of total expenses	8.94%	9.49%	8.68%
PLN
Transactions with related parties
Total	Rp 2,859	Rp 2,434	Rp 2,596
% of total expenses	3.06%	2.64%	2.78%
Indosat
Transactions with related parties
Total	Rp 563	Rp 676	Rp 933
% of total expenses	0.60%	0.73%	1.00%
Jasindo
Transactions with related parties
Total	Rp 255	Rp 267	Rp 349
% of total expenses	0.27%	0.29%	0.37%
Others (each below Rp75 billion)
Transactions with related parties
Total	Rp 312	Rp 301	Rp 511
% of total expenses	0.33%	0.33%	0.55%
Associates
Transactions with related parties
Total	Rp 805	Rp 689	Rp 498
% of total expenses	0.86%	0.75%	0.53%
Indonusa
Transactions with related parties
Total	Rp 432	Rp 437	Rp 306
% of total expenses	0.46%	0.47%	0.33%
Finarya
Transactions with related parties
Total	Rp 198
% of total expenses	0.21%
Teltranet
Transactions with related parties
Total	Rp 122	Rp 173	Rp 181
% of total expenses	0.13%	0.19%	0.19%
Others
Transactions with related parties
Total	Rp 53	Rp 79	Rp 11
% of total expenses	0.06%	0.09%	0.01%
Others (each below Rp75 billion)
Transactions with related parties
Total	Rp 1,782	Rp 3,275	Rp 3,770
% of total expenses	1.91%	3.55%	4.04%
Kopegtel
Transactions with related parties
Total	Rp 1,072	Rp 1,049	Rp 836
% of total expenses	1.15%	1.14%	0.90%
Kisel
Transactions with related parties
Total	Rp 464	Rp 818	Rp 916
% of total expenses	0.50%	0.89%	0.98%
Yakes Telkom
Transactions with related parties
Total	Rp 125	Rp 133	Rp 128
% of total expenses	0.13%	0.14%	0.14%
Others
Transactions with related parties
Total	Rp 121	Rp 1,275	Rp 1,890
% of total expenses	0.13%	1.38%	2.02%